UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06091

        Nuveen Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Investment Quality Municipal Fund, Inc. (NQM)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 1.0%

$5,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.750%,	2/09 at 101.00	AAA	$ 5,634,150
	2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured

	Alaska - 0.6%

4,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series	6/10 at 100.00	BBB	3,484,440
	2000, 6.500%, 6/01/31

	Arkansas - 1.4%

2,780	Arkansas Development Finance Authority, Home Mortgage Revenue Bonds, FNMA/GNMA Mortgage-Backed	7/08 at 101.50	AAA	2,879,607
	Securities Program, Series 1998A, 5.150%, 7/01/17

	Van Buren County, Arkansas, Sales and Use Tax Revenue Refunding and Construction Bonds, Series 2000:
1,055	5.600%, 12/01/25 - AMBAC Insured	12/10 at 100.00	Aaa	1,127,943
3,600	5.650%, 12/01/31 - AMBAC Insured	12/10 at 100.00	Aaa	3,825,576

	California - 17.9%

8,545	Alameda County, California, Certificates of Participation, Alameda County Public Facilities	9/06 at 102.00	AAA	9,415,821
	Corporation, Series 1991, 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

10,000	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/25	8/13 at 100.00	A3	10,190,300

2,500	California, Economic Recovery Revenue Bonds, Series 2004A, 5.250%, 7/01/14	No Opt. Call	AA-	2,760,200

5,925	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	12/04 at 101.00	Aa2	5,997,581
	California Projects, Series 1993A, 5.500%, 6/01/21

1,900	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric Company,	6/14 at 102.00	A2	1,957,019
	Series 1996A, 5.300%, 7/01/21

9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue	No Opt. Call	AAA	13,680,804
	Refunding Bonds, Series 1986A, 8.000%, 12/01/19

5,730	Los Angeles Unified School District, California, General Obligation Bonds, Election of 1997, Series	7/12 at 100.00	AAA	5,971,978
	2002E, 5.125%, 7/01/22 - MBIA Insured

1,030	Natomas Unified School District, Sacramento County, California, General Obligation Refunding Bonds,	No Opt. Call	AAA	1,205,605
	Series 1999, 5.950%, 9/01/21 - MBIA Insured

15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Refunding	No Opt. Call	AAA	21,078,970
	Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 - MBIA Insured

13,145	Perris, California, GNMA Mortgage-Backed Securities Program, Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	17,490,868
	Series 1988B, 8.200%, 9/01/23 (Alternative Minimum Tax)

3,415	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/14 at 100.00	A3	3,550,097
	Center, Series 2004, 5.875%, 7/01/26

	San Joaquin Hills Transportation Corridor Agency, California, Toll Road Revenue Refunding Bonds,
	Series 1997A:
6,175	0.000%, 1/15/28 - MBIA Insured	No Opt. Call	AAA	1,680,650
8,135	0.000%, 1/15/34 - MBIA Insured	No Opt. Call	AAA	1,555,737
17,195	0.000%, 1/15/35 - MBIA Insured	No Opt. Call	AAA	3,090,457

	Colorado - 4.8%

200	Colorado Housing and Finance Authority, Single Family Program Senior Bonds, Series 1996B, 7.450%,	5/06 at 105.00	Aa2	202,654
	11/01/27

12,450	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 6.000%,	11/10 at 100.00	AAA	13,699,233
	11/15/19 (Alternative Minimum Tax) - AMBAC Insured

3,200	Denver, Colorado, Special Facilities Airport Revenue Bonds, United Air Lines Inc. Project, Series 1992A,	10/04 at 100.00	N/R	2,352,000
	6.875%, 10/01/32 (Alternative Minimum Tax)#

7,865	El Paso County School District 11, Colorado Springs, Colorado, General Obligation Improvement	12/07 at 125.00	AA-	10,207,669
	Bonds, Series 1996, 7.125%, 12/01/21

	Connecticut - 1.4%

6,770	Connecticut, General Obligation Bonds, Series 2000B, 5.875%, 6/15/16 (Pre-refunded to 6/15/10)	6/10 at 100.00	Aa3***	7,743,932

	District of Columbia - 6.0%

3,000	District of Columbia, General Obligation Bonds, Series 1998B, 6.000%, 6/01/16 - MBIA Insured	No Opt. Call	AAA	3,500,910

15,950	District of Columbia, University Revenue Bonds, Georgetown University Issue, Series 2001A, 0.000%,	4/11 at 31.03	AAA	3,295,430
	4/01/31 - MBIA Insured

23,645	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Series 1998, 5.500%,	4/09 at 160.00	AAA	26,318,777
	10/01/23 - FSA Insured

	Georgia - 5.6%

17,500	Atlanta, Georgia, Airport General Revenue Refunding Bonds, Series 2000A, 5.600%, 1/01/30	1/10 at 101.00	AAA	19,754,000
	(Pre-refunded to 1/01/10) - FGIC Insured

2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc.,	No Opt. Call	AAA	2,134,000
	Series 1996, 5.500%, 8/15/26 - MBIA Insured

5,980	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia State University -	9/11 at 102.00	AAA	6,447,158
	TUFF/Atlanta Housing LLC Project, Series 2001A, 5.500%, 9/01/22 - AMBAC Insured

2,250	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fourth Crossover Series	No Opt. Call	A+	2,688,683
	1997E, 6.500%, 1/01/20

	Idaho - 0.9%

4,810	Boise City, Idaho, Revenue Refunding Bonds, Series 2001A, 5.375%, 12/01/31 - MBIA Insured	12/11 at 100.00	Aaa	4,980,515

	Illinois - 10.5%

4,705	Bourbonnais, Illinois, Industrial Project Revenue Bonds, Olivet Nazarene University Project,	3/10 at 101.00	AA	5,242,029
	Series 2000, 6.250%, 3/01/20 - RAAI Insured

9,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	2,441,250
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

4,775	Chicago Public Building Commission, Illinois, General Obligation Lease Bonds, Chicago Transit	3/13 at 100.00	AAA	4,980,850
	Authority, Series 2003, 5.250%, 3/01/23 - AMBAC Insured

2,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Elmhurst Community	1/11 at 100.00	Aaa	2,378,561
	Unit School District 205 Project, Series 2000, 6.000%, 1/01/19 - FSA Insured

	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2004:
2,500	5.250%, 11/15/21	5/14 at 100.00	A	2,514,250
1,000	5.250%, 11/15/22	5/14 at 100.00	A	999,330

12,725	School District No. 46, Elgin, Counties of Kane, Cook and DuPage, Illinois, School Bonds, Series	No Opt. Call	Aaa	16,079,692
	1997, 7.800%, 1/01/12 - FSA Insured

6,300	Madison County Community Unit School District 7, Edwardsville, Illinois, School Building Bonds,	No Opt. Call	AAA	7,205,814
	Series 1994, 5.850%, 2/01/13 - FGIC Insured

3,585	Pekin, Illinois, FHA-Insured Mortgage Loan-Section 8 Assisted Multifamily Housing	11/04 at 102.00	AAA	3,661,110
	Revenue Refunding Bonds, Series 1992A, 6.875%, 5/01/22

5,390	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	6,330,339
	General Obligation Bonds, Series 1992A, 9.000%, 6/01/07 - AMBAC Insured

860	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois,	No Opt. Call	AAA	1,010,036
	General Obligation Bonds, Series 1992B, 9.000%, 6/01/07 - AMBAC Insured

1,180	Channahon School District Number 17, Will County, Illinois, General Obligation School Building	No Opt. Call	Aaa	1,587,466
	Bonds, Series 2001, 8.400%, 12/01/13 - AMBAC Insured

	Joliet High School District Number 204, Joliet, Illinois, General Obligation Bonds, Series 2001:
1,145	8.700%, 12/01/13 - FSA Insured	No Opt. Call	AAA	1,566,669
1,300	8.700%, 12/01/14 - FSA Insured	No Opt. Call	AAA	1,807,494

	Indiana - 3.6%

5,530	Allen County Jail Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 5.750%,	4/11 at 101.00	Aa3	6,033,617
	4/01/20

1,880	Indianapolis, Indiana, GNMA Collateralized Multifamily Housing Mortgage Revenue Bonds, Cloverleaf	7/10 at 102.00	Aaa	1,968,360
	Apartments Project Phase I, Series 2000, 6.000%, 1/20/31

5,065	MSD Steuben County K-5 Building Corporation, Indiana, First Mortgage Bonds, Series 2000, 6.125%,	7/10 at 101.00	AAA	5,900,826
	1/15/21 (Pre-refunded to 7/15/10) - FSA Insured

2,495	Shelbyville, Indiana, GNMA Collateralized Multifamily Housing Revenue Bonds, Blueridge Terrace	7/10 at 102.00	Aaa	2,612,215
	Project, Series 2000, 6.050%, 1/20/36

2,765	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001, 5.750%, 7/15/14 -	1/13 at 101.00	AAA	3,126,939
	AMBAC Insured

	Kansas - 1.3%

1,560	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family	No Opt. Call	Aaa	1,612,837
	Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)

4,030	Topeka, Kansas, Industrial Revenue Refunding Bonds, Sunwest Hotel Corporation Project, Series	8/16 at 100.00	AAA	5,412,693
	1988, 9.500%, 10/01/16 (Alternative Minimum Tax) (Pre-refunded to 8/15/16)

	Kentucky - 2.8%

2,000	Jefferson County, Kentucky, Health Facilities Revenue Refunding Bonds, Jewish Hospital Healthcare	1/07 at 102.00	AAA	2,146,660
	Services Inc., Series 1996, 5.700%, 1/01/21 - AMBAC Insured

12,500	Jefferson County, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company	4/05 at 102.00	AAA	13,062,625
	Project, Series 1995A, 5.900%, 4/15/23 - AMBAC Insured

	Louisiana - 4.9%

2,160	East Baton Rouge Mortgage Finance Authority, Louisiana, Family Mortgage Revenue Refunding Bonds,	10/07 at 102.00	Aaa	2,205,619
	GNMA/FNMA Mortgage-Backed Securities Program, Series 1997D, 5.900%, 10/01/30 (Alternative
	Minimum Tax)

1,290	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Refunding	12/09 at 103.00	Aaa	1,361,608
	Bonds, Series 2000A-2, 7.500%, 12/01/30 (Alternative Minimum Tax)

	Jefferson Parish Home Mortgage Authority, Louisiana, Single Family Mortgage Revenue Bonds,
	Series 2000G-2:
1,455	5.550%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	1,470,452
2,285	6.300%, 6/01/32 (Alternative Minimum Tax)	12/10 at 102.00	Aaa	2,458,706

11,545	Orleans Parish School Board, Louisiana, General Obligation Refunding Bonds, Series 1987, 9.000%,	No Opt. Call	AAA	14,441,179
	2/01/09 - MBIA Insured

6,320	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	5,163,819
	2001B, 5.875%, 5/15/39

	Maryland - 0.4%

2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Medstar Health, Series	8/14 at 100.00	BBB	2,437,100
	2004, 5.375%, 8/15/24

	Massachusetts - 4.4%

12,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2000C, 5.750%, 10/01/19	10/10 at 100.00	AAA	13,532,040
	(Pre-refunded to 10/01/10)

5,225	Massachusetts Development Financing Authority, Assisted Living Revenue Bonds, Prospect House	12/09 at 102.00	N/R	4,983,501
	Apartments, Series 1999, 7.000%, 12/01/31

1,640	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial Health	7/11 at 100.00	BBB	1,720,737
	Care, Series 2001C, 6.500%, 7/01/21

2,000	Massachusetts Industrial Finance Agency, Resource Recovery Revenue Refunding Bonds, Ogden Haverhill	12/08 at 102.00	BBB	1,943,740
	Project, Series 1998A, 5.600%, 12/01/19 (Alternative Minimum Tax)

2,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/22 - FGIC	1/14 at 100.00	AAA	2,116,420
	Insured

	Michigan - 4.1%

4,250	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	5/12 at 100.00	AAA	4,630,843
	Improvement Bonds, Series 2001A, 5.500%, 5/01/20 - FSA Insured

10,215	Detroit, Michigan, Water Supply System Revenue Refunding Bonds, Series 1993, 6.500%, 7/01/15 -	No Opt. Call	AAA	12,334,204
	FGIC Insured

5,100	Detroit, Michigan, Water Supply System Senior Lien Revenue Bonds, Series 2001A, 5.750%, 7/01/28	7/11 at 101.00	AAA	5,860,053
	(Pre-refunded to 7/01/11) - FGIC Insured

	Minnesota - 5.2%

5,000	Dakota and Washington Counties Housing and Redevelopment Authorities, Minnesota, GNMA	No Opt. Call	AAA	7,010,950
	Mortgage Backed Securities Program, Single Family Residential Revenue Bonds, Series 1988,
	8.450%, 9/01/19 (Alternative Minimum Tax)

20,000	Minnesota Agricultural and Economic Development Board, Health Care System Revenue Bonds, Fairview	11/10 at 101.00	A	21,440,200
	Health Services, Series 2000A, 6.375%, 11/15/29

	Missouri - 1.5%

7,565	Kansas City Industrial Development Authority, Missouri, FNMA Multifamily Housing Revenue Bonds,	1/07 at 102.00	AAA	8,017,538
	Royal Woods Apartments Project, Series 1997, 5.600%, 1/01/30 (Alternative Minimum Tax) (Mandatory
	put 1/01/10)

330	Missouri Housing Development Commission, GNMA/FNMA Single Family Mortgage Revenue Bonds,	3/07 at 105.00	AAA	330,977
	Homeownership Loan Program, Series 1997A-2, 7.300%, 3/01/28 (Alternative Minimum Tax)

	Nebraska - 2.3%

2,875	NebHelp Inc., Nebraska, Student Loan Program Revenue Bonds, Series 1993B, 5.875%, 6/01/14	9/04 at 102.00	AAA	2,885,896
	(Alternative Minimum Tax) - MBIA Insured

9,525	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995B, 6.450%,	3/05 at 101.50	AAA	9,712,071
	3/01/35 (Alternative Minimum Tax)

	Nevada - 5.0%

11,000	Clark County School District, Nevada, General Obligation Bonds, Series 2002C, 5.500%, 6/15/19 -	6/12 at 100.00	AAA	12,060,290
	MBIA Insured

14,530	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	AAA	15,427,518
	Project, First Tier Series 2000, 5.625%, 1/01/34 - AMBAC Insured

	New Jersey - 0.7%

3,400	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2003C, 5.500%,	6/13 at 100.00	A+	3,665,676
	6/15/22

	New Mexico - 0.4%

	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc.,
	Series 2004A:
880	5.125%, 6/01/17	6/14 at 100.00	A3	902,502
1,295	5.125%, 6/01/19	6/14 at 100.00	A3	1,314,503

	New York - 15.7%

8,485	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	A	9,053,410

5,000	New York City, New York, General Obligation Bonds, Fiscal Series 2003J, 5.500%, 6/01/20	6/13 at 100.00	A	5,377,150

3,600	New York City, New York, General Obligation Bonds, Fiscal Series 2005B, 5.250%, 8/01/15	8/14 at 100.00	A	3,868,092

10,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/14 at 100.00	AA+	10,326,100
	Fiscal Series 2004C, 5.000%, 6/15/22

3,300	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/10 at 101.00	AA+***	3,911,919
	Fiscal Series 2000B, 6.500%, 6/15/31 (Pre-refunded to 6/15/10)

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 1996B:
2,465	5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured	6/06 at 101.00	AAA	2,664,739
4,535	5.750%, 6/15/26 - MBIA Insured	6/06 at 101.00	AAA	4,868,368

5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+	5,298,400
	2000C, 5.500%, 11/01/24

5,570	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	2/14 at 100.00	AA+	5,746,458
	2004C, 5.000%, 2/01/22

5,000	New York State Municipal Bond Bank Agency, Special School Purpose Revenue Bonds, Series 2003C,	6/13 at 100.00	A+	5,253,850
	5.250%, 12/01/19

5,000	Power Authority of the State of New York, General Revenue Bonds, Series 2000A, 5.500%, 11/15/16	12/05 at 100.00	Aa2	5,211,850

16,445	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal	No Opt. Call	AAA	19,404,278
	LLC, Sixth Series 1997, 7.000%, 12/01/12 (Alternative Minimum Tax) - MBIA Insured

5,400	New York Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	5,743,872
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

	North Carolina - 5.8%

2,795	Charlotte, North Carolina, FHA-Insured Mortgage Revenue Bonds, Double Oaks Apartments, Series 1992,	11/07 at 100.00	AAA	2,944,980
	7.350%, 5/15/26

19,775	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1996B,	1/07 at 102.00	AAA	21,387,058
	5.875%, 1/01/21 - MBIA Insured

7,420	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission-St. Joseph's Health	10/11 at 101.00	AA	7,527,738
	System, Series 2001, 5.250%, 10/01/26

	Ohio - 1.6%

8,650	Cuyahoga County, Ohio, Hospital Improvement Revenue Bonds, MetroHealth System Project, Series 1999,	2/09 at 101.00	A-	8,936,056
	6.150%, 2/15/29

	Oklahoma - 0.6%

3,300	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	6/09 at 100.00	B-	3,043,590
	2000B, 6.000%, 6/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 3.2%

11,000	Pennsylvania, General Obligation Bonds, 2nd Series 1999, 5.750%, 10/01/18 - MBIA Insured	10/09 at 101.00	AAA	12,299,540

5,000	Philadelphia, Pennsylvania, General Obligation Bonds, Series 2001, 5.250%, 9/15/18 - FSA Insured	3/11 at 100.00	AAA	5,356,750

	Puerto Rico - 0.3%

1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%,	10/10 at 101.00	AAA	1,585,770
	10/01/40

	Rhode Island - 5.6%

4,535	Newport Housing Development Corporation, Rhode Island, FHA-Insured Mortgage Section 8 Assisted	No Opt. Call	AAA	4,965,508
	Project, Multifamily Mortgage Revenue Refunding Bonds, Broadway-West Broadway Apartments, Series
	1995A, 6.800%, 8/01/24

24,000	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds,	5/07 at 102.00	AAA	25,825,920
	Lifespan Obligated Group Issue, Series 1996, 5.750%, 5/15/23 - MBIA Insured

	South Carolina - 3.9%

2,000	Berkeley County School District, South Carolina, Installment Purchase Revenue Securing Assets for	12/13 at 100.00	A-	2,016,000
	Education, Series 2003, 5.250%, 12/01/24

4,405	Dorchester County School District No. 2, South Carolina, Installment Purchase Revenue Bonds, Series	12/14 at 100.00	A	4,482,043
	2004, 5.250%, 12/01/23

6,500	South Carolina JOBS Economic Development Authority, Revenue Bonds, Bon Secours Health System Inc.,	11/12 at 100.00	A-	6,446,505
	Series 2002A, 5.625%, 11/15/30

10,000	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed	5/11 at 101.00	BBB	8,674,700
	Bonds, Series 2001B, 6.375%, 5/15/28

	Texas - 17.0%

3,135	Austin Housing Finance Corporation, Texas, GNMA Collateralized Mortgage Loan, Multifamily Housing	12/10 at 105.00	Aaa	3,495,901
	Revenue Bonds, Santa Maria Village Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum
	Tax)

13,270	Bexar County, Texas, Housing Finance Corporation, Multifamily Housing Revenue Bonds, American	5/16 at 100.00	N/R	12,718,764
	Opportunity for Housing, Series 2001A, 7.500%, 5/01/33

2,975	Bexar County, Texas, Housing Finance Corporation, Multifamily Housing Revenue Bonds, American	5/16 at 100.00	N/R	2,814,380
	Opportunity for Housing, Series 2001B, 8.250%, 5/01/33

	Clear Creek Independent School District, Galveston and Harris Counties, Texas, Unlimited Tax
	Schoolhouse and Refunding Bonds, Series 2000:
18,075	5.500%, 2/15/22 (Pre-refunded to 2/15/10)	2/10 at 100.00	AAA	20,185,076
635	5.500%, 2/15/22	2/10 at 100.00	AAA	683,254

	Dallas Housing Corporation, Texas, Refunding and Capital Program Revenue Bonds, Section 8 Assisted
	Projects, Series 1990:
170	7.700%, 8/01/05	8/04 at 100.00	Baa1	171,190
2,000	7.850%, 8/01/13	8/04 at 100.00	Baa1	2,018,000

	Harris County Hospital District, Texas, Revenue Refunding Bonds, Series 1990:
4,555	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	5,013,370
6,800	7.400%, 2/15/10 - AMBAC Insured	No Opt. Call	AAA	7,716,912

5,000	Harris County, Texas, Hospital District, Revenue Refunding Bonds, Series 2000, 6.000%, 2/15/14 -	8/10 at 100.00	AAA	5,637,050
	MBIA Insured

2,256	Heart of Texas Housing Finance Corporation, GNMA Collateralized Mortgage Loan Revenue Bonds,	6/10 at 105.00	AAA	2,470,162
	Robinson Garden Project, Series 2000A, 7.375%, 6/20/35 (Alternative Minimum Tax)

16,630	Houston, Texas, Junior Lien Water and Sewer System Revenue Refunding Bonds, Series 1998A, 0.000%,	No Opt. Call	AAA	6,384,257
	12/01/22 - FSA Insured

3,960	Stafford, Texas, Economic Development Corporation, Sales Tax Revenue Bonds, Series 2000, 5.500%,	9/15 at 100.00	AAA	4,204,728
	9/01/30 - FGIC Insured

6,810	Tarrant County Health Facilities Development Corporation, Texas, Mortgage Revenue Bonds, GNMA	12/10 at 105.00	Aaa	7,968,858
	Collateralized Mortgage Loan - Eastview Nursing Home, Ebony Lake Nursing Center, Ft. Stockton
	Nursing Center, Lynnhaven Nursing Center and Mission Oaks Manor, Series 2000A-1, 7.500%, 12/20/22

	Texas Turnpike Authority, First Tier Revenue Bonds, Central Texas Turnpike System, Series 2002A:
10,000	0.000%, 8/15/21 - AMBAC Insured	No Opt. Call	AAA	4,162,400
12,000	0.000%, 8/15/23 - AMBAC Insured	No Opt. Call	AAA	4,374,720

3,965	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, East Texas Medical	11/07 at 102.00	AAA	4,107,819
	Center, Series 1997C, 5.600%, 11/01/27 - FSA Insured

	Virginia - 0.3%

1,960	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue	10/14 at 102.00	N/R	1,830,875
	Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum
	Tax)

	Washington - 9.2%

11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric	No Opt. Call	AAA	5,368,000
	System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 - MBIA Insured

17,075	Port of Seattle, Washington, Limited Tax General Obligation Bonds, Series 2000B, 5.750%, 12/01/25	12/10 at 100.00	AA+	17,841,838
	(Alternative Minimum Tax)

5,000	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 (Alternative Minimum	10/11 at 100.00	AAA	5,415,600
	Tax) - FGIC Insured

16,750	Port of Seattle, Washington, Revenue Bonds, Series 2000A, 5.625%, 2/01/30 - MBIA Insured	8/10 at 100.00	AAA	17,645,288

4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Series 2003, 5.250%, 11/01/16 - FSA	11/13 at 100.00	AAA	4,333,360
	Insured

	West Virginia - 0.9%

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company	10/11 at 100.00	BBB	5,004,000
	Project, Series 2003L, 5.500%, 10/01/22

	Wisconsin - 2.0%

4,850	Wisconsin, General Obligation Refunding Bonds, Series 2001-1, 5.500%, 5/01/13 - MBIA Insured	No Opt. Call	AAA	5,457,996

	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Eagle River Memorial Hospital
	Inc. Project, Series 2000:
1,000	5.750%, 8/15/20 - RAAI Insured	8/10 at 101.00	AA	1,071,950
3,000	5.875%, 8/15/30 - RAAI Insured	8/10 at 101.00	AA	3,112,020

1,150	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Fort Healthcare Inc., Series	5/14 at 100.00	BBB+	1,147,856
	2004, 5.750%, 5/01/24

$846,091	Total Long-Term Investments (cost $800,254,873) - 152.8%			843,588,836

	Other Assets Less Liabilities - 1.7%			9,368,735

	Preferred Shares, at Liquidation Value - (54.5)%			(301,000,000)

	Net Assets Applicable to Common Shares - 100%			$551,957,571

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or
U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $799,846,683.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$ 58,400,230
	Depreciation	(14,658,077)

	Net unrealized appreciation (depreciation) of investments	$ 43,742,153

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Investment Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.